RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
CNOOC Group [member]
Disclosure of transactions between related parties [line items]
Schedule of provision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group

	2016	2017	2018

Provision of exploration and support services	4,357	5,912	7,378
- Inclusive of amounts capitalized under property, plant and equipment	2,364	3,392	3,803
Provision of oil and gas development and support services	14,214	16,317	24,043
Provision of oil and gas production and support services (note a)	7,250	8,894	9,284
Provision of marketing, management and ancillary services (note b)	994	1,450	1,373
FPSO vessel leases (note c)	1,551	1,383	1,213
	28,366	33,956	43,291

Schedule of sales of petroleum and natural gas products by the Group to the CNOOC Group

	2016	2017	2018

Sales of petroleum and natural gas products (other than long-term sales of natural gas and liquefied natural gas) (note d)	88,682	109,518	131,730
Long term sales of natural gas and liquefied natural gas (note e)	8,663	9,837	15,316
	97,345	119,355	147,046

Schedule of a summary of significant related party transactions and the balances arising from related party transactions

	2017	2018

Amount due to CNOOC
- included in other payables and accrued liabilities	193	147
Amount due to other related parties
- included in trade and accrued payables	16,651	19,641
	16,844	19,788

Borrowings from CNOOC (note g)	4,532	4,760
Amounts due from other related parties
– included in trade receivables	12,401	14,058
– included in other current assets	513	1,434
	12,914	15,492

CNOOC Finance Corporation Limited [member]
Disclosure of transactions between related parties [line items]
Schedule of interest income received by the Group

	2016	2017	2018

Interest income from deposits in CNOOC Finance	564	360	391

Schedule of deposits balances made by the Group
	2017	2018

Deposits in CNOOC Finance	19,465	23,052

A joint venture [member]
Disclosure of transactions between related parties [line items]
Schedule of a summary of significant related party transactions and the balances arising from related party transactions
	2017	2018

Amount due from a joint venture
– included in other current assets	126	137

State-owned enterprises [member]
Disclosure of transactions between related parties [line items]
Schedule of a summary of significant related party transactions and the balances arising from related party transactions
	2017	2018

Cash and cash equivalents	3,824	2,688
Time deposits with maturity over three months	13	227
Specified dismantlement fund accounts (note 18)	7,555	8,100
	11,392	11,015

China United Coalbed Methane Corporation Limited [member]
Disclosure of transactions between related parties [line items]
Schedule of a summary of significant related party transactions and the balances arising from related party transactions
	2017	2018

Accumulated investment	1,940	2,346